Share-Based Compensation - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) - Stock Options [Member]	12 Months Ended
Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term in years	7 years
Expected volatility	38.30%
Risk-free interest rate	1.60%
Dividend yield	4.50%